Reporting Segments - Schedule of Group Operates in Two Main Geographic Areas (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Interest income	$ 1,739,317	$ 1,646,329	$ 1,509,203
Interest expense	(851,654)	(863,347)	(870,028)
Net interest income	887,663	782,982	639,175
Chile [member]
Disclosure of geographical areas [line items]
Interest income	1,208,481	1,067,124	1,013,951
Interest expense	(593,796)	(529,584)	(554,246)
Net interest income	614,685	537,540	459,705
Colombia [member]
Disclosure of geographical areas [line items]
Interest income	530,836	579,205	495,252
Interest expense	(257,858)	(333,763)	(315,782)
Net interest income	$ 272,978	$ 245,442	$ 179,470